Schedule Of stock-based compensation costs (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 05, 2024	Apr. 10, 2023
Share Capital
No of options	443,000	1,060,000
Share price	$ 3.44	$ 3.85
Exercise price	$ 3.44	$ 4.04
Average Expected Life In Years	10 years	10 years
Volatility	87.98%	79.30%
Risk-free weighted interest rate	3.58%	2.92%
Fair-value of options granted	$ 1,316	$ 4,282